Capital Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Summary of reconciliation of net operating profit

		United States Dollar
Figures in millions unless otherwise stated	Notes	2024	2023

Total borrowings	27	2,495.6	1,236.5
Add: Lease liability	36	450.2	436.4
Less: Cash and cash equivalents	24	860.2	648.7
Net debt		2,085.6	1,024.2
Adjusted EBITDA		2,847.4	2,428.3
Net debt to adjusted EBITDA ratio		0.73	0.42
Adjusted EBITDA to net finance charges ratio		22.4	23.6
Reconciliation of profit for the year to adjusted EBITDA:
Profit for the year from continuing operations		1,290.5	745.2
Mining and income taxation	10	697.1	465.1
Royalties	9	147.7	116.4
Finance expense	4	50.4	62.9
Investment income	3	(28.7)	(24.9)
Foreign exchange loss		6.6	5.6
Amortisation and depreciation	2	627.4	795.3
Share-based payments	5	4.4	9.1
Long-term incentive plan	29	14.5	55.8
Restructuring costs	8	6.6	7.8
Silicosis settlement costs	28.2	(0.3)	(4.1)
Impairment of investments and assets	7	3.5	156.4
Profit on disposal of assets		(0.6)	(32.4)
Share of results of equity accounted investees, net of taxation	18	53.6	32.6
Profit on disposal of asset held for sale - Asanko Gold	15 (a)	(5.6)	—
Profit on disposal of assets held for sale - Rusoro	15 (b)	(62.3)	—
Gruyere rainfall event	8	12.0	—
Rehabilitation (income)/expense	8	(1.2)	4.0
Ghana expected credit loss	13.1	—	33.2
Other[1]		31.8	0.3
Adjusted EBITDA		2,847.4	2,428.3
[1]Based on information underlying the audited consolidated annual financial statements of Gold Fields Limited for the year ended 31 December 2024 and 2023.